Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income (loss) attributable to the shareholders of Teekay Corporation – basic and diluted	$ 21,723	$ (39,485)	$ (28,082)	$ (123,742)
Weighted Average Number of Shares Outstanding, Basic	101,107,362	100,783,496	100,997,456	100,652,685
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	89,021	0	0	0
Common stock and common stock equivalents (in shares)	101,196,383	100,783,496	100,997,456	100,652,685
Income (loss) per common share:
Earnings Per Share, Basic	$ 0.21	$ (0.39)	$ (0.28)	$ (1.23)
Earnings Per Share, Diluted	$ 0.21	$ (0.39)	$ (0.28)	$ (1.23)